Operating Segments (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Operating Segments
Table 19.1 presents our results by operating segment.
Table 19.1: Operating Segments

(in millions)	Consumer Banking and Lending	Commercial Banking	Corporate and Investment Banking	Wealth and Investment Management	Corporate	Reconciling Items (1)	Consolidated Company
Year ended December 31, 2022
Net interest income (2)	$27,044	7,289	8,733	3,927	(1,607)	(436)	44,950
Noninterest income	8,766	3,631	6,509	10,895	609	(1,575)	28,835
Total revenue	35,810	10,920	15,242	14,822	(998)	(2,011)	73,785
Provision for credit losses	2,276	(534)	(185)	(25)	2	—	1,534
Noninterest expense	26,277	6,058	7,560	11,613	5,774	—	57,282
Income (loss) before income tax expense (benefit)	7,257	5,396	7,867	3,234	(6,774)	(2,011)	14,969
Income tax expense (benefit)	1,816	1,366	1,989	812	(1,885)	(2,011)	2,087
Net income (loss) before noncontrolling interests	5,441	4,030	5,878	2,422	(4,889)	—	12,882
Less: Net income (loss) from noncontrolling interests	—	12	—	—	(312)	—	(300)
Net income (loss)	$5,441	4,018	5,878	2,422	(4,577)	—	13,182
Year ended December 31, 2021
Net interest income (2)	$22,807	4,960	7,410	2,570	(1,541)	(427)	35,779
Noninterest income	12,070	3,589	6,429	11,776	10,036	(1,187)	42,713
Total revenue	34,877	8,549	13,839	14,346	8,495	(1,614)	78,492
Provision for credit losses	(1,178)	(1,500)	(1,439)	(95)	57	—	(4,155)
Noninterest expense	24,648	5,862	7,200	11,734	4,387	—	53,831
Income (loss) before income tax expense (benefit)	11,407	4,187	8,078	2,707	4,051	(1,614)	28,816
Income tax expense (benefit)	2,852	1,045	2,019	680	596	(1,614)	5,578
Net income before noncontrolling interests	8,555	3,142	6,059	2,027	3,455	—	23,238
Less: Net income (loss) from noncontrolling interests	—	8	(3)	—	1,685	—	1,690
Net income	$8,555	3,134	6,062	2,027	1,770	—	21,548
Year ended December 31, 2020
Net interest income (2)	$23,378	6,134	7,509	2,988	441	(494)	39,956
Noninterest income	10,638	3,041	6,419	10,225	4,916	(931)	34,308
Total revenue	34,016	9,175	13,928	13,213	5,357	(1,425)	74,264
Provision for credit losses	5,662	3,744	4,946	249	(472)	—	14,129
Noninterest expense	26,976	6,323	7,703	10,912	5,716	—	57,630
Income (loss) before income tax expense (benefit)	1,378	(892)	1,279	2,052	113	(1,425)	2,505
Income tax expense (benefit)	302	(208)	330	514	(670)	(1,425)	(1,157)
Net income (loss) before noncontrolling interests	1,076	(684)	949	1,538	783	—	3,662
Less: Net income (loss) from noncontrolling interests	—	5	(1)	—	281	—	285
Net income (loss)	$1,076	(689)	950	1,538	502	—	3,377
Year ended December 31, 2022
Loans (average)	$332,433	206,032	296,984	85,228	9,143	—	929,820
Assets (average)	379,213	227,935	557,396	91,748	638,017	—	1,894,309
Deposits (average)	883,130	186,079	161,720	164,883	28,457	—	1,424,269

Loans (period-end)	340,529	223,529	298,377	84,273	9,163	—	955,871
Assets (period-end)	387,710	250,198	550,177	91,717	601,214	—	1,881,016
Deposits (period-end)	859,695	173,942	157,217	138,760	54,371	—	1,383,985
Year ended December 31, 2021
Loans (average)	$333,885	181,237	257,036	82,364	9,766	—	864,288
Assets (average)	388,208	198,761	523,344	88,503	743,089	—	1,941,905
Deposits (average)	834,739	197,269	189,176	176,562	40,066	—	1,437,812

Loans (period-end)	326,574	190,348	284,374	84,101	9,997	—	895,394
Assets (period-end)	378,620	210,810	546,549	90,754	721,335	—	1,948,068
Deposits (period-end)	883,674	205,428	168,609	192,548	32,220	—	1,482,479
(1)Taxable-equivalent adjustments related to tax-exempt income on certain loans and debt securities are included in net interest income, while taxable-equivalent adjustments related to income tax credits for low-income housing and renewable energy investments are included in noninterest income, in each case with corresponding impacts to income tax expense (benefit). Adjustments are included in Corporate, Commercial Banking, and Corporate and Investment Banking and are eliminated to reconcile to the Company’s consolidated financial results.
(2)Net interest income is interest earned on assets minus the interest paid on liabilities to fund those assets. Segment interest earned includes actual interest income on segment assets as well as a funding credit for their deposits. Segment interest paid on liabilities includes actual interest expense on segment liabilities as well as a funding charge for their assets.